Debt - Summary of Information about Contractual Terms of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2020	Jul. 31, 2018
Borrowings [Line Items]
NOMINAL INTEREST RATE				12.00%
Unsecured Loan
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	2.00%
Loan matures	2024
Notional Amount	$ 14,242	$ 18,000
Borrowings	14,242	18,000
Borrowings Fair Value	$ 14,557	18,849
Convertible Notes
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	5.00%
Loan matures	2024
Notional Amount		75,156
Borrowings		59,113
Borrowings Fair Value		62,530
2020 Convertible Notes
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	10.00%		10.00%
Loan matures	2021
Notional Amount		75,370
Borrowings		146,844	$ 148,900
Borrowings Fair Value		146,844
2020 Senior Secured Loan
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	8.00%
Loan matures	2022
Notional Amount		65,000
Borrowings		62,339
Borrowings Fair Value		62,351
2021 Senior Secured Loans
Borrowings [Line Items]
CURRENCY	USD
NOMINAL INTEREST RATE	8.00%
Loan matures	2024
Notional Amount	$ 300,000
Borrowings	286,815
Borrowings Fair Value	$ 283,893
Instrument Financing Loans
Borrowings [Line Items]
CURRENCY	EUR
Notional Amount	$ 263	676
Borrowings	263	676
Borrowings Fair Value	$ 263	$ 676
Instrument Financing Loans | Minimum
Borrowings [Line Items]
NOMINAL INTEREST RATE	1.70%
Loan matures	2022
Instrument Financing Loans | Maximum
Borrowings [Line Items]
NOMINAL INTEREST RATE	2.60%
Loan matures	2023